Note 8 - Trade and Other Receivables, Net	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
8.	TRADE AND OTHER RECEIVABLES, NET

(a)	Trade and other receivables

	As at	As at
	March 31, 2020	March 31, 2019
Trade account receivables, net	$241,969	$365,008
Accrued gas receivable	7,224	13,637
Net unbilled revenue	121,993	270,130
Other	32,721	56,446
	$403,907	$705,221

(b)	Aging of accounts receivable

Customer credit risk

The lifetime expected credit loss reflects Just Energy’s best estimate of losses on the accounts receivable and unbilled revenue balances. Just Energy determines the lifetime expected credit loss by using historical loss rates and forward-looking factors if applicable. Just Energy is exposed to customer credit risk on its continuing operations in Alberta, Texas, Illinois (gas), California and Ohio (electricity
). Credit review processes have been implemented to perform credit evaluations of customers and manage customer default. If a significant number of customers were to default on their payments, it could have a material adverse effect on the operations and cash flows of Just Energy. Management factors default from credit risk in its margin expectations for all of the above markets.

In the remaining markets, the LDCs provide collection services and assume the risk of any bad debts owing from Just Energy’s customers for a fee that is recorded in cost of goods sold. Management believes that the risk of the LDCs failing to deliver payment to Just Energy is minimal. There is no
assurance that the LDCs providing these services will continue to do so in the future.

The aging of the trade accounts receivable from the markets where the Company bears customer credit risk was as follows:

	March 31, 2020	March 31, 2019

Current	$83,431	$116,892
1–30 days	26,678	42,562
31–60 days	6,513	22,317
61–90 days	5,505	16,352
Over 90 days	35,252	100,580
	$157,379	$298,703

(c)	Allowance for doubtful accounts

Changes in the allowance for doubtful accounts related to the balances in the table above were as follows:

	March 31, 2020	March 31, 2019

Balance, beginning of year	$182,365	$60,121
Provision for doubtful accounts	80,050	192,202
Bad debts written off	(138,514)	(90,231)
Adjustment from IFRS 9 adoption	-	23,636
Foreign exchange	3,124	(3,363)
Assets classified as held for sale/sold	(81,193)	-
Balance, end of year	$45,832	$182,365

Allowance for doubtful accounts on accounts receivable	$43,127	$168,728
Allowance for doubtful accounts on unbilled revenue	2,705	13,637
Total allowance for doubtful accounts	$45,832	$182,365